Income Tax Expenses - Summary of Major Components of Income Tax Income (Expense) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Income tax:
Current year		$ 25,039	$ 37,275	$ 24,862
(Over) Under provision of prior years		(484)	645	(34)
Current tax expense (income) and adjustments for current tax of prior periods		24,555	37,920	24,828
Deferred tax:
Current year (Note 20)		(32)	(1,644)	1,514
Under (Over) provision of prior years (Note 20)		307	(1,034)	(598)
Deferred tax expense (income) recognised in profit or loss		275	(2,678)	916
Foreign withholding tax		1,474	1,807	2,493
Tax expense (income)	$ 19,948	$ 26,304	$ 37,049	$ 28,237